Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Contract revenue	SFr 15,431	SFr 110,456	SFr 6,912
Total revenue	15,431	110,456	6,912
Operating expenses
Research & development expenses	(59,487)	(50,432)	(44,277)
General & administrative expenses	(18,557)	(16,058)	(12,467)
Other operating income/(expense)	1,353	570	282
Total operating expenses	(76,691)	(65,920)	(56,462)
Operating income/(loss)	(61,260)	44,536	(49,550)
Financial income	78	303	127
Financial expense	(184)	(1,926)	(334)
Change in fair value of conversion feature	0	4,542	0
Exchange differences	(555)	(2,013)	(1,194)
Finance result, net	(661)	906	(1,401)
Income/(loss) before tax	(61,921)	45,442	(50,951)
Income tax expense	0	0	0
Income/(loss) for the period	SFr (61,921)	SFr 45,442	SFr (50,951)
Earnings/(loss) per share:
Basic income/(loss) for the period attributable to equity holders (in CHF per share)	SFr (0.86)	SFr 0.64	SFr (0.82)
Diluted income/(loss) for the period attributable to equity holders (in CHF per share)	SFr (0.86)	SFr 0.64	SFr (0.82)